INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
U.S. and foreign earnings from continuing operations before income taxes are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
U.S.	$331,520	$214,675	$142,623
Foreign	84,781	74,387	28,899
Total	$416,301	$289,062	$171,522

The components of the provision (benefit) for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Current income tax provision (benefit):
Federal	$115,250	$56,439	$49,450
State	13,946	9,204	(26,510)
Foreign	14,402	16,496	8,496
Current income tax provision	143,598	82,139	31,436
Deferred income tax (benefit) provision:
Federal	(821)	40,414	(23,293)
State	(2,117)	1,978	639
Foreign	(6,158)	(5,316)	(12,829)
Deferred income tax (benefit) provision	(9,096)	37,076	(35,483)
Income tax provision (benefit)	$134,502	$119,215	$(4,047)

The current income tax payable was reduced by $32.9 million, $57.1 million and $22.2 million for the years ended December 31, 2013, 2012 and 2011, respectively, for excess tax deductions attributable to stock-based compensation. The related income tax benefits are recorded as increases to additional paid-in capital.
Income taxes (payable) receivable and deferred tax (liabilities) assets are included in the following captions in the accompanying consolidated balance sheet at December 31, 2013 and 2012:

	December 31,
	2013	2012
	(In thousands)
Income taxes (payable) receivable:
Other current assets	$12,242	$27,437
Other non-current assets	19,217	79,130
Accrued expenses and other current liabilities	(16,159)	(17,679)
Income taxes payable	(416,384)	(479,945)
Net income taxes payable	$(401,084)	$(391,057)

Deferred tax (liabilities) assets:
Other current assets	$34,381	$20,343
Other non-current assets	26	85
Accrued expenses and other current liabilities	(255)	—
Deferred income taxes	(320,748)	(323,403)
Net deferred tax liabilities	$(286,596)	$(302,975)

The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below. The valuation allowance is related to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Accrued expenses	$28,005	$13,708
Net operating loss carryforwards	52,336	27,177
Tax credit carryforwards	6,138	5,095
Stock-based compensation	69,101	66,962
Income tax reserves, including related interest	62,852	60,596
Fair value investments	1,151	12,189
Equity method investments	13,584	13,809
Other	11,444	13,374
Total deferred tax assets	244,611	212,910
Less valuation allowance	(62,353)	(60,783)
Net deferred tax assets	182,258	152,127
Deferred tax liabilities:
Property and equipment	(1,743)	(6,018)
Investment in subsidiaries	(377,483)	(373,652)
Intangible and other assets	(69,530)	(60,830)
Other	(20,098)	(14,602)
Total deferred tax liabilities	(468,854)	(455,102)
Net deferred tax liability	$(286,596)	$(302,975)

At December 31, 2013, the Company has federal and state net operating losses ("NOLs") of $54.9 million and $77.2 million, respectively. If not utilized, the federal NOLs will expire at various times between 2023 and 2033, and the state NOLs will expire at various times between 2014 and 2033. Utilization of federal NOLs will be subject to limitations under Section 382 of the Internal Revenue Code of 1986, as amended. In addition, utilization of certain state NOLs may be subject to limitations under state laws similar to Section 382 of the Internal Revenue Code of 1986. At December 31, 2013, the Company has foreign NOLs of $98.2 million available to offset future income. Of these foreign NOLs, $93.0 million can be carried forward indefinitely and $5.2 million will expire at various times between 2014 and 2033. During 2013, the Company recognized tax benefits related to NOLs of $10.6 million. Included in this amount is $10.4 million of tax benefits of acquired attributes, which was recorded as a reduction in goodwill. At December 31, 2013, the Company has $34.4 million of state capital losses. If not utilized, the federal and state capital losses will expire between 2014 and 2017. Utilization of capital losses will be limited to the Company's ability to generate future capital gains.
At December 31, 2013, the Company has tax credit carryforwards of $11.9 million. Of this amount, $5.5 million relates to federal credits for foreign taxes, $5.2 million relates to state tax credits for research activities, and $1.2 million relates to various state and local tax credits. Of these credit carryforwards, $6.4 million can be carried forward indefinitely and $5.5 million will expire within ten years.
During 2013, the Company's valuation allowance increased by $1.6 million primarily due to an increase in foreign net operating losses, partially offset by realized gains in long-term marketable equity securities. At December 31, 2013, the Company has a valuation allowance of $62.4 million related to the portion of tax loss carryforwards and other items for which it is more likely than not that the tax benefit will not be realized.
A reconciliation of the income tax provision (benefit) to the amounts computed by applying the statutory federal income tax rate to earnings from continuing operations before income taxes is shown as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Income tax provision at the federal statutory rate of 35%	$145,705	$101,172	$60,033
Reversal of deferred tax liability associated with investment in Meetic	—	—	(43,696)
Change in tax reserves, net	1,791	17,703	(15,493)
Foreign income taxed at a different statutory tax rate	(17,428)	(16,240)	(11,774)
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(5,237)	(3,876)	(7,298)
Federal valuation allowance on equity method investments	214	979	4,595
State income taxes, net of effect of federal tax benefit	7,469	7,650	5,592
Other, net	1,988	11,827	3,994
Income tax provision (benefit)	$134,502	$119,215	$(4,047)

No income taxes have been provided on indefinitely reinvested earnings of certain foreign subsidiaries aggregating $517.4 million at December 31, 2013. The amount of the unrecognized deferred income tax liability with respect to such earnings is $119.5 million.
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest, is as follows:

	December 31,
	2013	2012	2011
	(In thousands)
Balance at January 1	$379,281	$351,561	$389,909
Additions based on tax positions related to the current year	2,887	6,278	1,749
Additions for tax positions of prior years	3,189	45,287	9,560
Reductions for tax positions of prior years	(17,116)	(17,545)	(26,595)
Settlements	(78,954)	(5,349)	(16,810)
Expiration of applicable statute of limitations	(13,474)	(951)	(6,252)
Balance at December 31	$275,813	$379,281	$351,561

The Company recognizes interest and, if applicable, penalties related to unrecognized tax benefits in income tax provision. Included in the income tax provision for continuing operations for the years ended December 31, 2013, 2012 and 2011 is a $4.8 million expense, $5.2 million expense and $1.4 million expense, respectively, net of related deferred taxes of $2.8 million, $3.1 million and $0.9 million, respectively, for interest on unrecognized tax benefits. Included in income tax provision for discontinued operations for the years ended December 31, 2013, 2012 and 2011 is a $1.4 million expense, $2.8 million benefit and $6.7 million expense, respectively, net of related deferred taxes of $0.8 million, $1.7 million and $4.2 million, respectively, for interest on unrecognized tax benefits. At December 31, 2013 and 2012, the Company has accrued $133.0 million and $117.5 million, respectively, for the payment of interest. At December 31, 2013 and 2012, the Company has accrued $5.1 million and $5.0 million, respectively, for penalties.
The Company is routinely under audit by federal, state, local and foreign authorities in the area of income tax. These audits include questioning the timing and the amount of income and deductions and the allocation of income and deductions among various tax jurisdictions. Various jurisdictions are currently under examination, the most significant of which are France, California, New York and New York City for various tax years beginning with 2006. Income taxes payable include reserves considered sufficient to pay assessments that may result from examination of prior year tax returns. Changes to reserves from period to period and differences between amounts paid, if any, upon the resolution of audits and amounts previously provided may be material. Differences between the reserves for income tax contingencies and the amounts owed by the Company are recorded in the period they become known.
On August 28, 2013, the Joint Committee of Taxation completed its review and approved the audit settlement previously agreed to with the Internal Revenue Service ("IRS") for the years ended December 31, 2001 through 2009. The statute of limitations for the years 2001 through 2009 expires on July 1, 2014. The resolution of this IRS examination resulted in a net liability to the IRS of $7.1 million. At December 31, 2013 and 2012, unrecognized tax benefits, including interest, are $408.8 million and $496.8 million, respectively. Unrecognized tax benefits, including interest, for the year ended December 31, 2013 decreased by $88.0 million due principally to the settlement of the audit of the federal income tax returns for the years ended December 31, 2001 through 2009. The reduction of unrecognized tax benefits was substantially offset by a reduction of receivables related to the same period. Of the total unrecognized tax benefits at December 31, 2013, $405.5 million is included in "Income taxes payable," $3.0 million relates to deferred tax assets included in "Deferred income taxes" and $0.3 million is included in "Accrued expenses and other current liabilities" in the accompanying consolidated balance sheet. Included in unrecognized tax benefits at December 31, 2013 is $44.7 million relating to tax positions for which the ultimate deductibility is highly certain, but for which there is uncertainty about the timing of such deductibility. If unrecognized tax benefits at December 31, 2013 are subsequently recognized, $120.9 million and $173.8 million, net of related deferred tax assets and interest, would reduce income tax expense from continuing operations and discontinued operations, respectively. The comparable amounts as of December 31, 2012 are $110.8 million and $222.3 million, respectively. The Company believes that it is reasonably possible that its unrecognized tax benefits could decrease within twelve months of the current reporting date. An estimate of changes in unrecognized tax benefits, while potentially significant, cannot be made.